SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Professional fees		$ 75,469		$ 77,264		$ 397,514
Interest				223,759		134,581
Payroll Tax		4,332				40,182
401K		18,625				180,557
Other				1,658		990
Loans Payable, Current				25,000
Convertible note payable		805,000		1,900,000		2,165,000
Total current liabilities		1,243,578		3,244,238		3,667,911
Debt discount		(50,000)
Total current liabilities		1,243,578		3,244,238		3,667,911
Affiliate [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable affiliate		35,084	[1]	2,000	[1],[2]	709,727	[2]
Interest	[3]	2,934
Un-issued share liability		40,000	[4]	507,242	[4],[5]	38,400	[5]
Loans Payable, Current	[6]			25,000
Short term loan	[3]	140,588		25,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest		123,352		223,759
Un-issued share liability		10,194		507,315		$ 960
Short term loan		$ 38,000

[1]	As at September 30, 2024, there are $35,084 of accounts payable owed to an affiliate. Accumulated payroll for the month of September 2024 is $32,084, $11,667 for each the CEO and CFO and $8,750 for the CCO, each person also has $1,000 of reimbursable expense claims. On December 31, 2023, there was $2,000 due to the CFO for reimbursable expenses.
[2]	$2,000 due to the CFO for expenses at December 31, 2023, while there was $286,900 to the CEO, $269,400 to the CFO and $153,427 to the CCO in salary and expenses at December 31, 2022.
[3]	On September 30, 2024, the Company has a loan of $140,588 due to affiliates, the interest is 8% and currently $2,934 is owed in accrued interest. On December 31, 2023, the loan had a balance of $25,000 with no interest due.
[4]	On September 30, 2024, there are 82,476 shares of Preferred Stock awarded but not issued to four (4) Board Members in the second quarter of 2024. The total fair market value at the time of the award was $40,000. On December 31, 2023, there were 211,269 shares awarded to three (3) Board Members and 3,599,289 shares approved for conversion of debt. The total fair market value at the time of the award was $515,904.
[5]	The amount is to be converted into shares of Common Stock whereof $30,000 is to our Directors for their attendance in board and committee meetings during the fourth quarter of 2023 and $485,904 to the Company’s officers for conversion of outstanding salaries and expenses.
[6]	On September 23, 2023, the Company received an interest free loan from an affiliated Company.